Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable (net of allowance for doubtful accounts)	$ 712	$ 967	$ 799
Long term debt (net of deferred financing costs)	$ 10,319	$ 26,345	$ 11,102
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	152,870,750	130,000,000
Common stock, shares outstanding	152,870,750	130,000,000
Class A Units [Member]
Common stock, par value			$ 0
Common stock, shares authorized			140,000,000
Common stock, shares issued			138,714,853
Common stock, shares outstanding			138,714,853
Class B Units [Member]
Common stock, par value			$ 0
Common stock, shares authorized			7,500,000
Common stock, shares issued			1,700,051
Common stock, shares outstanding			1,700,051
Class C Units [Member]
Common stock, par value			$ 0
Common stock, shares authorized			17,500,000
Common stock, shares issued			9,271,556
Common stock, shares outstanding			9,271,556